Acquisitions and Subsidiaries Fair value of ValiBio SA net Assets (Details) (USD $)	Oct. 06, 2010
Cash and cash equivalent	$ (68)
Fair value of Other current assets.	34,526
Property and equipments	1,887
Intangible assets/patents	1,218,297
Accountspayables and other liabilities	(254,642)
Net assets on acquisition	1,000,000
Purchase price	(1,000,000)
Excess of fair value of net assets over purchase price	$ 0